Prepaid Expenses and Other Assets, Net (Details) - Schedule of prepaid expenses and other assets, net - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Schedule of prepaid expenses and other assets, net [Abstract]
Deposits	[1]	$ 2,988,322	$ 3,229,044
Consumption tax receivable		8,190,981	2,172,220
Other receivables	[2]	1,888,234	1,526,759
Advance to suppliers	[3]	479,734	445,685
Deferred initial public offering costs			714,250
Prepaid expenses and others	[4]	4,610,905	273,525
Allowance for doubtful accounts		(885,971)	(970,276)
Subtotal		17,272,205	7,391,207
Less: prepaid expenses and other current assets, net		9,905,486	3,926,590
Long-term prepaid expenses and other non-current assets, net		$ 7,366,719	$ 3,464,617

[1]	Deposits primarily include security deposits paid to landlords for the Company’s retail stores and distribution centers as well as security deposits paid to the Company’s suppliers and to third-party platform operators for the operations of online stores.
[2]	Other receivables as of March 31, 2022 and 2021 included $881,539 and $970,252 due from a construction company, which is a refund of the design and construction service fee the Company prepaid for the construction of its new distribution center. Since the construction company failed to obtain relevant construction permits and delayed the construction, the service agreement was terminated and the Company requested the refund of prepaid contract amount. In November 2020, the Company filed a legal case against the construction company claiming the refund of the contract prepayment, and as the date of this report, the legal case is still in process. Although the Company is confident in winning the legal case based on management’s evaluation of the collectability on a combination of various factors, the Company fully accrued bad debt allowance for the receivable from this construction company as of March 31, 2022 and 2021, respectively.
[3]	Advance to suppliers consists of advance payments paid to suppliers for purchases of merchandise products and storage fee.
[4]	Prepaid expenses and others as of March 31, 2022 included a prepaid service fee amounting to $4,250,789 (approximately ¥517.9 million). The Company entered into an agreement to engage a third-party service provider for warehouse and logistics services over the period from March 1, 2022 to February 28, 2025, with monthly service fee of $118,077 (approximately ¥14.4 million).